BANK FINANCIAL ASSETS AND LIABILITIES - Movements in provision for impairment losses on loans (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	₽ 4,318	₽ 2,344	₽ 2,160
New financial assets originated or purchased			2,880
Write-offs			(2,696)
Ending Balance	4,203	4,318	2,344
Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	4,212	4,527
New financial assets originated or purchased	658	128
Change due to change of credit risk	(405)	74
Sale of loans	(40)
Write-offs	(863)	(637)
Recovery of previously written-off assets	392	124
Foreign exchange difference	3	(4)
Ending Balance	3,957	4,212	4,527
Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	3,477	3,917
New financial assets originated or purchased	1,351	355
Change due to change of credit risk	1,947	79
Write-offs	(1,143)	(1,180)
Recovery of previously written-off assets	435	306
Ending Balance	6,067	3,477	3,917
12-month ECL | Not credit impaired | Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	318	325
- Transfer to stage 1	19
- Transfer to stage 2	(46)	(2)
- Transfer to stage 3	(55)
New financial assets originated or purchased	524	54
Change due to change of credit risk	(42)	(55)
Sale of loans	(40)
Foreign exchange difference	3	(4)
Ending Balance	681	318	325
12-month ECL | Not credit impaired | Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	756	683
- Transfer to stage 1	599	243
- Transfer to stage 2	(188)	(48)
- Transfer to stage 3	(2)	(2)
New financial assets originated or purchased	1,351	355
Change due to change of credit risk	(708)	(475)
Ending Balance	1,808	756	683
Lifetime ECL | Not credit impaired | Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	486	306
- Transfer to stage 1	(18)
- Transfer to stage 2	47
- Transfer to stage 3	(496)	(29)
New financial assets originated or purchased	2	65
Change due to change of credit risk	56	144
Ending Balance	77	486	306
Lifetime ECL | Not credit impaired | Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	318	388
- Transfer to stage 1	(465)	(162)
- Transfer to stage 2	236	66
- Transfer to stage 3	(1,228)	(291)
Change due to change of credit risk	2,062	317
Ending Balance	923	318	388
Lifetime ECL | Impaired | Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	3,153	3,714
- Transfer to stage 1	(1)
- Transfer to stage 2	(1)	2
- Transfer to stage 3	551	29
Change due to change of credit risk	(391)	(79)
Write-offs	(798)	(637)
Recovery of previously written-off assets	392	124
Ending Balance	2,905	3,153	3,714
Lifetime ECL | Impaired | Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	2,005	2,468
- Transfer to stage 1	(134)	(81)
- Transfer to stage 2	(48)	(18)
- Transfer to stage 3	1,230	293
Change due to change of credit risk	593	217
Write-offs	(1,103)	(1,180)
Recovery of previously written-off assets	435	306
Ending Balance	2,978	2,005	2,468
Lifetime ECL | POCI | Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	255	182
New financial assets originated or purchased	132	9
Change due to change of credit risk	(28)	64
Write-offs	(65)
Ending Balance	294	255	182
Lifetime ECL | POCI | Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	398	378
Change due to change of credit risk		20
Write-offs	(40)
Ending Balance	₽ 358	₽ 398	₽ 378